COMMITMENTS AND CONTINGENCIES (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2025 CNY (¥)
Capital commitments
Outstanding capital commitments	¥ 25
Guarantee
Quota amount of air tickets	1,500
Deposits paid	159
Maximum amount of future payments	¥ 1,300